General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
General and administrative expenses
in	2019	2018	2017
General and administrative expenses (CHF million)
Occupancy expenses	990	855	935
IT, machinery and equipment	1,066	926	1,005
Provisions and losses	639	433	697
Travel and entertainment	303	310	299
Professional services	3,132	2,991	3,019
Amortization and impairment of other intangible assets	10	9	9
Other [1]	1,448	1,544	1,449
General and administrative expenses	7,588	7,068	7,413
1
Includes pension-related expenses/(credits) of CHF 10 million and CHF 32 million in 2019 and 2018, respectively, relating to certain components of net periodic benefit costs for defined benefit plans.